Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term:
Deferred income tax assets	$ 954	$ 1,213
Deferred income tax liabilities	(70)	(60)
Net deferred income tax assets	$ 884	$ 1,153